Transactions with Related Parties	12 Months Ended
Dec. 31, 2019
Transactions with Related Parties [Abstract]
TRANSACTIONS WITH RELATED PARTIES

NOTE 20:-  TRANSACTIONS WITH RELATED PARTIES

a.	The related parties of the Company are associates, subsidiaries, directors and key management personnel of the Group, and a close member of the family of any of the persons mentioned above.

b.	The Chairman of the Company's board of directors is a senior partner in the patent firm which represents the Company in intellectual property and commercial matters (the "Service Provider"). The Service Provider charges the Company for services it renders on an hourly basis.

c.	Composition of balances with related parties for the year ended December 31, 2019, and each of the three years then ended:

	Year ended December 31,
	2019	2018	2017
	USD

Management and consulting fees (including bonuses) (1)	$365	$471	$505

Other expenses and share-based payment (1)	$83	$50	$79

Patent expenses	$163	$229	$234

Directors' fee and share-based payment (2)	$175	$173	$171

(1) Number of related parties	1	1	1

(2) Number of directors	5	5	5

d.	Eye-Fite License agreement and Services Agreement:

A license agreement was entered into between the Company and Eye-Fite (the "Eye-Fite License Agreement") according to which the Company granted Eye-Fite a non-transferrable exclusive license for the use of the Company's know-how solely in the field of ophthalmic diseases for research, development, commercialization and marketing throughout the world.

In addition to the Eye-Fite License Agreement, the Company, OpthhaliX and Eye-Fite entered into a services agreement (the "Services Agreement") pursuant to which the Company provided management services with respect to all pre-clinical and clinical research studies, production and supply of the compounds related to the Eye-Fite License Agreement and payment for consultants that are listed in the agreement for their involvement in the clinical trials and in all the activities leading up to, and including, the commercialization of CF101 for ophthalmic indications. The Company granted Eye-Fite an exclusive license to use these inventions in the field of ophthalmic diseases around the world at no consideration. The Eye-Fite License and Service Agreement were terminated during 2017 in connection with the Merger. Please see note 1.b.

e.	On September 10, 2019, the Company has entered into collaboration agreement with Univo according to which the Company issued 19,934,355 of its ordinary shares. See also Note 5.